Derivative Instruments And Hedging Activities (Concentration Of Exposures To Credit Risk In OTC Derivatives) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Derivative [Line items]
Gross fair value of derivative assets, Financial institutions	¥ 24,501	¥ 23,752
OTC derivatives with financial institutions [Member]
Derivative [Line items]
Gross fair value of derivative assets, Financial institutions	10,524	18,881
Impact of master netting agreements, Financial institutions	(9,119)	(17,553)
Impact of collateral, Financial institutions	(860)	(797)
Net exposure to credit risk, Financial institutions	¥ 545	¥ 531